Basis of Presentation and Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2019	Dec. 31, 2018
Profits/Loss [Member]
Foreign currency
RMB:1USD	6.90740	6.61464
Balance Sheet [Member]
Foreign currency
RMB:1USD	6.9630	6.8764